Schedule of Investments – April 30, 2026 (unaudited)

Integrity Dividend Summit Fund

		Fair
	Shares	Value
COMMON STOCKS (95.6%)

Communication Services (7.3%)
AT&T INC	10,000	$261,300
VERIZON COMMUNICATIONS INC	17,000	816,510
		1,077,810
Consumer Discretionary (5.4%)
BEST BUY CO INC	6,000	362,940
BUCKLE INC/THE	8,000	444,880
		807,820
Consumer Staples (12.7%)
ALTRIA GROUP INC	12,000	871,800
BRITISH AMERICAN TOBACCO PLC ADR	10,000	588,000
CAL MAINE FOODS INC	3,000	231,780
KIMBERLY CLARK CORP	2,000	196,860
		1,888,440
Energy (20.4%)
CHEVRON CORP	2,500	483,275
DIVERSIFIED ENERGY COMPANY	15,000	249,750
ENBRIDGE INC	6,000	332,520
PERMIAN RESOURCES CORP	11,000	237,820
SOUTH BOW CORP	12,000	410,880
NOBLE CORP PLC	10,000	510,300
DORIAN LPG LTD	21,000	809,550
		3,034,095
Financials (18.0%)
AMERICAN FINANCIAL GROUP INC/OH	3,000	399,810
ING GROEP NV ADR	10,000	289,300
PRUDENTIAL FINANCIAL INC	5,000	490,550
REGIONS FINANCIAL CORP	12,000	342,600
TRUIST FINANCIAL CORP	8,000	412,000
UBS GROUP AG	17,000	746,300
		2,680,560
Health Care (15.4%)
BRISTOL MYERS SQUIBB CO	13,000	787,670
PFIZER INC	18,000	480,600
SANOFI ADR	18,000	838,440
SIGA TECHNOLOGIES INC	40,000	184,000
		2,290,710
Industrials (2.9%)
UNITED PARCEL SERVICE INC	4,000	435,200
		435,200
Materials (5.1%)
BHP GROUP LTD ADR	3,000	237,900
RIO TINTO PLC ADR	3,000	301,440
LYONDELLBASELL INDUSTRIES NV	3,000	223,800
		763,140
Utilities (8.4%)
DOMINION RESOURCES INC/VA	3,500	225,750
EVERSOURCE ENERGY	4,000	282,800
NATIONAL GRID PLC	5,000	447,700
PORTLAND GENERAL ELECTRIC CO	5,500	285,615
		1,241,865

TOTAL INVESTMENTS (COST: $12,315,914)	$14,219,640
OTHER ASSETS LESS LIABILITIES (4.4%)	$649,843
NET ASSETS (100.0%)	$14,869,483

PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Dividend Summit Fund
Investments at cost	$12,315,914
Unrealized appreciation	$2,146,225
Unrealized depreciation	(242,499)
Net unrealized appreciation/(depreciation)*	$1,903,726

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Integrity Dividend Summit Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$14,219,640	$-	$-	$14,219,640
Total	$14,219,640	$-	$-	$14,219,640